Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
QIAGEN N.V. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(in thousands)	Balance at Beginning of Year	Provision Charged to Expense	Write-Offs	Foreign Exchange and Other	Balance at End of Year
Year Ended December 31, 2017:
Allowance for doubtful accounts	$7,614	$3,094	$(3,233)	$533	$8,008
Year Ended December 31, 2018:
Allowance for doubtful accounts	$8,008	$4,448	$(2,827)	$(359)	$9,270
Year Ended December 31, 2019:
Allowance for doubtful accounts	$9,270	$8,701	$(5,777)	$(79)	$12,115